Financial Risk Management - Summary of Movement of Interest Bearing Liabilities and Related Derivatives (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from interest bearing liabilities	$ 3,957	$ 4,129	$ 5,091
Settlements of debt related instruments	(22)	(147)	(321)
Repayment of interest bearing liabilities	(2,363)	(1,675)
Change from Net financing cash flows	1,572	2,307
Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	3,731	2,610
Proceeds from interest bearing liabilities	850	1,150
Settlements of debt related instruments	0	0
Repayment of interest bearing liabilities	(40)	(40)
Change from Net financing cash flows	810	1,110
Other movements:
Interest rate impacts	(13)	11
Foreign exchange impacts	3	7
Lease additions	0	0
Remeasurement of index-linked freight contracts	0	0
Other interest bearing liabilities/derivative related changes	3	(7)
At the end of the financial year	4,534	3,731	2,610
Notes and debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	17,653	14,932
Proceeds from interest bearing liabilities	3,107	2,979
Settlements of debt related instruments	0	0
Repayment of interest bearing liabilities	(1,323)	(894)
Change from Net financing cash flows	1,784	2,085
Other movements:
Interest rate impacts	(354)	252
Foreign exchange impacts	(154)	369
Lease additions	0	0
Remeasurement of index-linked freight contracts	0	0
Other interest bearing liabilities/derivative related changes	16	15
At the end of the financial year	18,945	17,653	14,932
Lease Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	2,953	3,116
Proceeds from interest bearing liabilities	0	0
Settlements of debt related instruments	0	0
Repayment of interest bearing liabilities	(977)	(712)
Change from Net financing cash flows	(977)	(712)
Other movements:
Interest rate impacts	0	0
Foreign exchange impacts	71	(13)
Lease additions	1,111	870
Remeasurement of index-linked freight contracts	340	(297)
Other interest bearing liabilities/derivative related changes	(2)	(11)
At the end of the financial year	3,496	2,953	3,116
Bank overdraft and short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	1	3
Proceeds from interest bearing liabilities	0	0
Settlements of debt related instruments	0	0
Repayment of interest bearing liabilities	0	0
Change from Net financing cash flows	0	0
Other movements:
Interest rate impacts	0	0
Foreign exchange impacts	0	0
Lease additions	0	0
Remeasurement of index-linked freight contracts	0	0
Other interest bearing liabilities/derivative related changes	(1)	(2)
At the end of the financial year	0	1	3
Other interest bearing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	158	57
Proceeds from interest bearing liabilities	0	0
Settlements of debt related instruments	0	0
Repayment of interest bearing liabilities	(23)	(29)
Change from Net financing cash flows	(23)	(29)
Other movements:
Interest rate impacts	0	0
Foreign exchange impacts	(1)	0
Lease additions	0	0
Remeasurement of index-linked freight contracts	0	0
Other interest bearing liabilities/derivative related changes	12	130
At the end of the financial year	146	158	57
Cross currency and interest rate swaps [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	595	1,395
Proceeds from interest bearing liabilities	0	0
Settlements of debt related instruments	(22)	(147)
Repayment of interest bearing liabilities	0	0
Change from Net financing cash flows	(22)	(147)
Other movements:
Interest rate impacts	317	(265)
Foreign exchange impacts	154	(369)
Lease additions	0	0
Remeasurement of index-linked freight contracts	0	0
Other interest bearing liabilities/derivative related changes	23	(19)
At the end of the financial year	$ 1,067	$ 595	$ 1,395